Debt obligations	9 Months Ended
Sep. 30, 2025
Debt Disclosure [Abstract]
Debt obligations	Debt obligations
Asset Management
MLC US Holdings Credit Facility
On August 20, 2021, MLC US Holdings entered into a credit facility with a large US-based asset manager, as administrative agent and collateral agent for the lenders, whereby MLC US Holdings may borrow up to $25.0 million by December 31, 2021 (the “MLC US Holdings Credit Facility”). On September 19, 2022, MLC US Holdings entered into an amendment to its existing credit agreement to increase the term loan available thereunder by $4.5 million. The primary use of the proceeds from the amendment was to seed Opportunistic Credit Interval Fund (“OCIF”), an interval fund managed by ML Management. On May 2, 2023, MLC US Holdings entered into an amendment to the MLC US Holdings Credit Facility to increase the term loan available thereunder by an additional $4.5 million. The primary use of the proceeds from the most recent amendment was to finance the acquisition of Ovation on July 5, 2023, and other related fees and expenses. On December 17, 2024, MLC US Holdings entered into an amendment to upsize the facility by $13.0 million to support key business initiatives as well as for general corporate purposes and paying related transaction fees and expenses. The MLC US Holdings Credit Facility matures on August 20, 2027.
Amounts drawn under the MLC US Holdings Credit Facility initially bore interest at London Interbank Offer Rate (“LIBOR”) plus a spread of 7.50%. The benchmark, LIBOR, was replaced by the secured overnight financing rate (“SOFR”) upon the transition from LIBOR on May 2, 2023. Upon the most recent amendment, the credit facility bears interest based on a pricing step-down mechanism as the business continues to perform, which is expected to reduce the Company's cost of debt over time. Payments of principal and interest are made on each payment date, with the remaining principal outstanding and accrued but unpaid interest payable on August 20, 2027. The MLC US Holdings Credit Facility is collateralized by assets held by MLC US Holdings. The Company is a guarantor of the MLC US Holdings Credit Facility.
The most recent amendment was treated as a debt modification as the instruments were not substantially different since the present value of the cash flows of the modified debt were less than 10 percent different from the present value of the remaining cash flows of the original debt. Costs paid to the lenders of $0.4 million were capitalized and includes an original issuance discount (“OID”) and are amortized through interest expense. Costs paid to third party providers of $0.3 million were expensed.
The Company was in compliance with all debt covenants.
Seller notes
On July 1, 2021, the Company completed the acquisition of the management contract for the investment company, Logan Ridge Finance Corporation, from Capitala Investment Advisors, LLC (“CIA”), through, in part, the issuance of an unsecured promissory note of $4.0 million, which bears no interest and is payable on July 1, 2025. The repayment amount on the maturity date will be adjusted to reflect the performance of the investment portfolio of Logan Ridge Finance Corporation since closing and shall not be less than $nil or more than $6.0 million. The Company elected to account for this note under the FVO, where the Company marks the note to fair value each reporting period, with changes in fair value recognized in earnings.
On October 29, 2021, the Company completed the Ability Acquisition through in part the issuance of an unsecured promissory note of $15.0 million, which bears interest at 5.0% per annum and is payable by October 29, 2031.
Promissory note
On October 20, 2022, Lind Bridge L.P. (“Lind Bridge”), a limited partnership controlled by the Company, as borrower, issued a promissory note to a third-party lender (the “Initial Lind Bridge Note”) for $7.5 million. The Initial Lind Bridge Note bears interest at a rate per annum of 7.5% on the unpaid principal amount and matures on October 20, 2029. On August 14, 2023, Lind Bridge issued an additional promissory note to a third-party lender for $5.0 million (the “Subsequent Lind Bridge Note” and collectively the “Lind Bridge Notes”). The Subsequent Lind Bridge Note bears interest at a rate per annum of 7.5% on the unpaid principal amount and matures on April 1, 2025. The Company has guaranteed the obligations of Lind Bridge under the Lind Bridge Notes. The proceeds of the Lind Bridge Notes were used to support the reinsurance of additional annuities in Ability and maintain required statutory surplus. During the first quarter of 2024, the Company repaid the indebtedness under the Lind Bridge Notes in full, resulting in prepayments on the Subsequent Lind Bridge Note at an effective interest rate of 16.0% per annum.
The Lind Bridge Notes were extinguished with consideration at the carrying amount of the financial liabilities, resulting in no gain or loss. The Company raised $18.8 million new debt through the issuance of 18,752 Debenture Units on a non-brokered private placement basis (the “Debenture Unit Offering”). Each Debenture Unit consists of: (i) one 8.85% paid-in-kind unsecured debenture of the Company in the principal amount of less than $0.1 million maturing on the date that is eight (8) years from the issuance thereof, and (ii) 50 common share purchase warrants of the Company, each of which is exercisable to acquire one common share of the Company at a price of C$2.75 Canadian Dollars (“CAD” or “C$”) per share for a period of eight (8) years, from the issuance thereof, provided that the warrants are not permitted to be exercised within the first twelve (12) months from the issuance thereof.
Debt obligations consisted of the following as of December 31, 2024 and December 31, 2023:

As of December 31, 2024	Maturity date	Stated interest rate	Effective interest rate	Extension options	Total facility	Outstanding balance
Seller note — Capitala Acquisition(1)	July 2025	—	—	N/A	$4,000	$1,471
MLC US Holdings Credit Facility (2)	August 2027	SOFR +7.50%	12.37%	N/A	40,000	40,000
Seller note — Ability Acquisition	October 2031	5.0%	5.0%	N/A	15,000	15,000
Debenture units (3)	January 2032	8.5%	8.9%	N/A	18,752	19,821
Total debt					$77,752	$76,292
______________
(1)The Company elected FVO for the Seller note – Capitala Acquisition. The following balance represents the fair value of the note as of December 31, 2024.
(2)The MLC US Holdings Credit Facility is secured by all assets and interests in assets and proceeds owned and acquired by MLC US Holdings.
(3)The warrants issued with the Debenture Units are recorded in equity at fair value upon issuance and therefore are not required to be subsequently remeasured at fair value on an ongoing basis.

As of December 31, 2023	Maturity date	Stated interest rate	Effective interest rate	Extension options	Total facility	Outstanding balance
Subsequent Lind Bridge Note	45748	7.5% PIK (3)	7.5% PIK	N/A	$5,000	$5,315
Seller note — Capitala Acquisition(1)	Jul-25	—	—	N/A	4,000	1,175
MLC US Holdings Credit Facility (2)	Aug-27	SOFR +7.50%	13.16%	N/A	34,000	30,794
Initial Lind Bridge Note	Oct-29	7.5% PIK (3)	7.5% PIK	N/A	7,500	8,210
Seller note — Ability Acquisition	Oct-31	5.0%	5.0%	N/A	15,000	15,000
Total debt					$65,500	$60,494
______________
(1)The Company elected FVO for the Seller note – Capitala Acquisition. The following balance represents the fair value of the note as of December 31, 2023.
(2)The MLC US Holdings Credit Facility is secured by all assets and interests in assets and proceeds owned and acquired by MLC US Holdings.
(3)Payment in kind (“PIK”) interest.
The scheduled principal repayments are as follows:

As of	December 31, 2024
2025	$3,471
2026	2,000
2027	39,000
2028	12,000
2029 and thereafter	19,821
76,292
Transaction costs (net of amortization)	(1,329)
Total debt	$74,963
For the year ended December 31, 2024, interest expense, including the amortization of debt issuance costs and PIK interest, was $7.0 million (December 31, 2023 – $6.0 million).
Insurance Solutions
Debt obligations
Ability has the following surplus notes outstanding as of December 31, 2024 and December 31, 2023:

As at December 31, 2024	Date issued	Date of maturity	Interest rate	Par value	Carrying value of note	Interest and/or principal paid during current year (1)
Sentinel Security Life Insurance Company	2/25/2013	Jun-28	5.00%	$2,250	$2,250	$113
Pavonia Life Insurance Company of Michigan	Aug-23	48549	10.00%	12,000	12,000	1,200
Total surplus notes				$14,250	$14,250	$1,313

As at December 31, 2023	Date issued	Date of maturity	Interest rate	Par value	Carrying value of note	Interest and/or principal paid during current year (2)
Sentinel Security Life Insurance Company	2/25/2013	June 2028	5.00%	$2,250	$2,250	$113
Pavonia Life Insurance Company of Michigan	8/30/23	December 2032	10.00%	12,000	12,000	400
Total surplus notes				$14,250	$14,250	$513
______________
(1)Reflects interest and/or principal paid for the year ended December 31, 2024.
(2)Reflects interest and/or principal paid for the year ended December 31, 2023.
Refer to Note 9 Fair value measurements for fair value of financial liabilities carried at amortized cost.
The surplus notes are subordinated in right of payment of all indebtedness, policy claims, and other creditor claims. The note issued to Sentinel Security Life Insurance Company had an initial maturity date of June 12, 2023; however, in the second quarter of 2023, Ability renewed the note, extending the date of maturity to June 12, 2028. On August 30, 2023, Ability, completed a private offering of $12.0 million aggregate principal amount of 10.0% Surplus Notes due December 2032. Payments of interest or principal shall be paid only if Ability has the required levels of statutory surplus and upon prior authorization by the Director of the Nebraska Department of Insurance.
The following table shows the reconciliation of debt obligations for the Company:

For the year ended	December 31, 2024	December 31, 2023
Asset management
Balance at the beginning of the period	$59,205	$50,432
Cashflows:
Proceeds from borrowings	31,603	9,500
Repayments of borrowings	(17,413)	(3,452)
Financing costs paid and deferred	(270)	(297)
Non-cash changes:
Assumption of debt from acquisition of Ovation	—	1,863
Amortization of deferred financing costs	359	331
PIK interest(1)	1,677	913
Change in fair value of debt obligation	296	(85)
Transaction costs capitalized through the Debenture Units' initial fair value	(198)	—
Initial equity classified warrant value issued with Debenture Units	(296)	—
Balance at the end of the period - Asset Management	$74,963	$59,205
Insurance
Balance at the beginning of the period	$14,250	$2,250
Cashflows:
Proceeds from borrowings	—	12,000
Repayments of borrowings	—	—
Balance at the end of the period - Insurance Solutions	$14,250	$14,250
______________
(1)The following PIK balances do not include $4.4 million and $0.6 million of PIK related to Insurance Solutions investments as of December 31, 2024, and 2023, respectively.
Asset Management
MLC US Holdings Credit Facility
On August 20, 2021, MLC US Holdings entered into a credit facility with a large US-based asset manager, as administrative agent and collateral agent for the lenders, whereby MLC US Holdings may borrow up to $25.0 million by December 31, 2021 (the “MLC US Holdings Credit Facility”). On September 19, 2022, MLC US Holdings entered into an amendment to its existing credit agreement to increase the term loan available thereunder by $4.5 million. The primary use of the proceeds from the amendment was to seed Opportunistic Credit Interval Fund (“OCIF”), an interval fund managed by ML Management. On May 2, 2023, MLC US Holdings entered into an amendment to the MLC US Holdings Credit Facility to increase the term loan available thereunder by an additional $4.5 million. The primary use of the proceeds from the May 2023 amendment was to finance the acquisition of Ovation on July 5, 2023, and other related fees and expenses. On December 17, 2024, MLC US Holdings entered into an amendment its existing credit agreement to upsize the facility thereunder by approximately $13.0 million to support key business initiatives as well as for general corporate purposes and paying related transaction fees and expenses. The MLC US Holdings Credit Facility matures on August 20, 2027.
Amounts drawn under the MLC US Holdings Credit Facility initially bore interest at London Interbank Offer Rate (“LIBOR”) plus a spread of 7.50%. The benchmark, LIBOR, was replaced by the secured overnight financing rate (“SOFR”) upon the transition from LIBOR on May 2, 2023. Upon the most recent amendment to the MLC US Holdings Credit Facility, the credit facility bears interest based on a pricing step-down mechanism as the business continues to perform, which is expected to reduce the Company's cost of debt over time. Payments of principal and interest are made on each payment date, with the remaining principal outstanding and accrued but unpaid interest payable on August 20, 2027. The MLC US Holdings Credit Facility is collateralized by assets held by MLC US Holdings. The Company is a guarantor of the MLC US Holdings Credit Facility.
The December 2024 amendment to the MLC US Holdings Credit Facility was treated as a debt modification as the instruments were not substantially different since the present value of the cash flows of the modified debt were less than 10 percent different from the present value of the remaining cash flows of the original debt. In December 2024, costs paid to the lenders of $0.4 million were capitalized and included an original issuance discount (“OID”) and are amortized through interest expense.
On September 12, 2025, MLC US Holdings entered into a Limited Waiver and Amendment No. 5 to its Credit Agreement. The lenders waived a specified event of default arising from MLC US Holdings’ failure to satisfy the Interest Expense Coverage Ratio for the fiscal quarter ended June 30, 2025, and certain terms of the Credit Agreement were amended, including updates to defined terms and covenant calibration (such as schedules for the net leverage and interest coverage ratios and related EBITDA adjustments for the quarter ending September 30, 2025). The amendment also provided for an amendment fee equal to 0.25% of the aggregate principal amount of loans outstanding immediately prior to effectiveness.
Following the waiver and amendment, the Company remained in compliance with all debt covenants for all periods presented.
Seller notes
On July 1, 2021, the Company completed the acquisition of the management contract for the investment company, Logan Ridge Finance Corporation (“Logan Ridge”), from Capitala Investment Advisors, LLC (“CIA”), through, in part, the issuance of an unsecured promissory note of $4.0 million, which bears no interest and was initially payable by July 1, 2025 but on June 30, 2025 was extended until November 1, 2025. The repayment amount on the maturity date will be adjusted on the initial maturity date to reflect the performance of the investment portfolio of Logan Ridge since closing and shall not be less than $nil or more than $6.0 million. The Company elected to account for this note under the FVO, and remeasures the note to fair value each reporting period, with changes in fair value recognized in earnings.
On October 29, 2021, the Company completed the Ability Acquisition through in part the issuance of an unsecured promissory note of $15.0 million, which bears interest at 5.0% per annum and is payable by October 29, 2031.
Promissory note
On January 29, 2024, the Company raised $18.8 million of debt through the issuance of 18,752 Debenture Units on a non-brokered private placement basis (the “Debenture Unit Offering”). Each Debenture Unit consists of: (i) one 8.85% paid-in-kind unsecured debenture of the Company, with a principal amount of $1,000 and a maturity date that is eight (8) years from the issuance thereof, and (ii) 50 common share purchase warrants of the Company, each of which was exercisable to acquire one common share of the Company at a price of C$2.75 Canadian Dollars (“CAD” or “C$”) per share for a period of eight (8) years, from the issuance thereof, provided that the warrants were not permitted to be exercised within the first twelve (12) months from the issuance thereof. Following the completion of the Business Combination with TURN, every 4.22 Debenture Warrants entitled the holder to receive, upon exercise, one share of the Company at a price of C$11.61 per share (as adjusted for the Business Combination in accordance with the provisions of a warrant indenture dated as of January 26, 2024, as supplemented by a supplemental warrant indenture dated September 12, 2025 between the Company, Legacy Mount Logan and Odyssey Trust Company).
Debt obligations consisted of the following as of September 30, 2025 and December 31, 2024:

As of September 30, 2025	Maturity date	Stated interest rate	Effective interest rate	Extension options	Total facility	Outstanding balance
Seller note — Capitala Acquisition¹	November 2025	—	—%	N/A	$4,000	$132
MLC US Holdings Credit Facility²	August 2027	SOFR +7.50%	12.1%	N/A	40,000	38,000
Seller note — Ability Acquisition	October 2031	5.0%	5.0%	N/A	15,000	15,000
Debenture units³	January 2032	8.5%	8.9%	N/A	18,752	21,173
Total debt					$77,752	$74,305
_______________
(1)The Company elected FVO for the Seller note – Capitala Acquisition. The following balance represents the fair value of the note as of September 30, 2025.
(2)The MLC US Holdings Credit Facility is secured by all assets and interests in assets and proceeds owned and acquired by MLC US Holdings.
(3)The warrants issued with the Debenture Units are recorded in equity at fair value upon issuance and therefore are not required to be subsequently remeasured at fair value on an ongoing basis.

As of December 31, 2024	Maturity date	Stated interest rate	Effective interest rate	Extension options	Total facility	Outstanding balance
Seller note — Capitala Acquisition¹	July 2025	—	0	N/A	$4,000	$1,471
MLC US Holdings Credit Facility²	August 2027	SOFR +7.50%	12.4%	N/A	40,000	40,000
Seller note — Ability Acquisition	October 2031	5.0%	5.0%	N/A	15,000	15,000
Debenture units³	January 2032	8.5%	8.9%	N/A	18,752	19,821
Total debt					$77,752	$76,292,000
_______________
(1)The Company elected FVO for the Seller note – Capitala Acquisition. The following balance represents the fair value of the note as of December 31, 2024.
(2)The MLC US Holdings Credit Facility is secured by all assets and interests in assets and proceeds owned and acquired by MLC US Holdings.
(3)The warrants issued with the Debenture Units are recorded in equity at fair value upon issuance and therefore are not required to be subsequently remeasured at fair value on an ongoing basis.
The scheduled principal repayments are as follows:

As of	September 30, 2025
Remainder of 2025	$632
2026	2,000
2027	38,500
2028	3,000
2029	3,000
2030 and thereafter	27,173
74,305
Transaction costs (net of amortization)	(951)
Total debt	$73,354
For the three months ended September 30, 2025, interest expense, including the amortization of debt issuance costs and PIK interest, was $2.0 million (September 30, 2024 – $1.7 million), For the nine months ended September 30, 2025, interest expense, including the amortization of debt issuance costs and PIK interest, was $5.9 million (September 30, 2024 – $5.0 million).
Insurance Solutions
Debt obligations
Ability has the following surplus notes outstanding as of September 30, 2025 and December 31, 2024:

As of September 30, 2025	Date issued	Date of maturity	Interest rate	Par value	Carrying value of note
Sentinel Security Life Insurance Company	February 2013	June 2028	5.00%	$2,250	$2,250
Pavonia Life Insurance Company of Michigan	August, 2023	December, 2032	10.00%	12,000	12,000
Atlantic Coast Life Insurance Company	March, 2025	March, 2033	SOFR+6.00%	3,000	3,000
Total surplus notes				$17,250	$17,250

As of December 31, 2024	Date issued	Date of maturity	Interest rate	Par value	Carrying value of note
Sentinel Security Life Insurance Company	February, 2013	June, 2028	5.00%	$2,250	$2,250
Pavonia Life Insurance Company of Michigan	August, 2023	December, 2032	10.00%	12,000	12,000
Total surplus notes				$14,250	$14,250
For the nine months ended September 30, 2025, interest paid was $1.0 million (September 30, 2024 - $1.0 million).
Refer to Note 9. Fair value measurements for fair value of financial liabilities carried at amortized cost.
The surplus notes are subordinated in right of payment of all indebtedness, policy claims, and other creditor claims. The note issued to Sentinel Security Life Insurance Company (“SSL”) had an initial maturity date of June 12, 2023; however, in the second quarter of 2023, Ability renewed the note, extending the date of maturity to June 12, 2028. On August 30, 2023, Ability, completed a private offering of $12.0 million aggregate principal amount of 10.0% Surplus Notes due December 2032. On March 31, 2025, Ability, completed another private offering for an aggregate of $3.0 million principal amount of SOFR+6% Surplus Notes with interest and principal due and payable on March 31, 2033. Payments of interest or principal shall be paid only if Ability has the required levels of statutory surplus and upon prior authorization by the Director of the Nebraska Department of Insurance.